RIGHT-OF-USE ASSETS - Additional information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
RIGHT-OF-USE ASSETS
Right-of-use assets	$ 128.1	$ 122.9
Depreciation	41.2	38.7	$ 34.4
Affiliated corporations
RIGHT-OF-USE ASSETS
Right-of-use assets	15.5	17.5
Depreciation	$ 4.3	$ 3.9